Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Real Estate Fund

April 30, 2019

ZXL-QTLY-0619
1.9881644.102

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
Equity Real Estate Investment Trusts (REITs) - 96.8%
REITs - Apartments - 21.6%
American Homes 4 Rent Class A	1,149	$27,553
Apartment Investment & Management Co. Class A	296	14,611
AvalonBay Communities, Inc.	309	62,087
Camden Property Trust (SBI)	265	26,672
Equity Residential (SBI)	855	65,339
Essex Property Trust, Inc.	105	29,663
Invitation Homes, Inc.	272	6,762
UDR, Inc.	1,762	79,202
		311,889
REITs - Diversified - 15.6%
Cousins Properties, Inc.	743	7,111
Crown Castle International Corp.	149	18,741
Digital Realty Trust, Inc.	558	65,682
Duke Realty Corp.	2,181	67,873
Equinix, Inc.	44	20,007
VICI Properties, Inc.	234	5,335
Vornado Realty Trust	452	31,251
Washington REIT (SBI)	353	9,969
		225,969
REITs - Health Care - 9.6%
Healthcare Trust of America, Inc.	438	12,080
Ventas, Inc.	1,021	62,393
Welltower, Inc.	854	63,649
		138,122
REITs - Hotels - 4.2%
Braemar Hotels & Resorts, Inc.	325	4,518
DiamondRock Hospitality Co.	1,564	16,985
Host Hotels & Resorts, Inc.	1,694	32,593
RLJ Lodging Trust	362	6,664
		60,760
REITs - Management/Investment - 0.3%
Lexington Corporate Properties Trust	515	4,671
REITs - Manufactured Homes - 6.1%
Equity Lifestyle Properties, Inc.	461	53,799
Sun Communities, Inc.	280	34,462
		88,261
REITs - Office Property - 11.9%
Boston Properties, Inc.	556	76,517
Brandywine Realty Trust (SBI)	1,398	21,515
Douglas Emmett, Inc.	223	9,185
Highwoods Properties, Inc. (SBI)	305	13,597
Piedmont Office Realty Trust, Inc. Class A	656	13,658
SL Green Realty Corp.	381	33,658
VEREIT, Inc.	437	3,610
		171,740
REITs - Regional Malls - 7.3%
Simon Property Group, Inc.	521	90,498
The Macerich Co.	371	14,892
		105,390
REITs - Shopping Centers - 4.8%
Acadia Realty Trust (SBI)	467	13,188
Kimco Realty Corp.	1,095	19,042
Regency Centers Corp.	551	37,011
		69,241
REITs - Single Tenant - 0.9%
Spirit Realty Capital, Inc.	305	12,340
REITs - Storage - 3.9%
CubeSmart	614	19,593
Extra Space Storage, Inc.	359	37,225
		56,818
REITs - Warehouse/Industrial - 10.6%
Americold Realty Trust	209	6,690
Prologis, Inc.	1,906	146,130
		152,820

TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		1,398,021

Household Durables - 0.6%
Homebuilding - 0.6%
D.R. Horton, Inc.	199	8,818
Real Estate Management & Development - 1.0%
Real Estate Development - 1.0%
Instone Real Estate Group BV (a)(b)	574	14,003
TOTAL COMMON STOCKS
(Cost $1,329,103)		1,420,842

Money Market Funds - 49.7%
Fidelity Cash Central Fund, 2.49% (c)
(Cost $718,049)	717,905	718,049
TOTAL INVESTMENT IN SECURITIES - 148.1%
(Cost $2,047,152)		2,138,891
NET OTHER ASSETS (LIABILITIES) - (48.1)%		(694,917)
NET ASSETS - 100%		$1,443,974

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,003 or 1.0% of net assets.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$109
Total	$109

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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